Investments in equity investees	12 Months Ended
Dec. 31, 2023
Investments in equity investees
Investments in equity investees

8. Investments in equity investees

The Company’s investments in equity investees comprise the following:

	As of December 31,
	2022	2023
	RMB	RMB
Investments accounted for under equity method:
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	152,549	205,827
ZTO Yun Leng Network Technology (Zhejiang) Co., Ltd. (“ZTO YL”) (2)	51,420	35,959
Tonglu Antong Management LLP (“Antong”) (3)	146,051	117,995
Others	220,336	171,476
Total investments accounted for under the equity method	570,356	531,257
Investments accounted for as equity investments without readily determinable fair values:
Cai Niao Smart Logistics Network Limited (“Cai Niao”) (4)	1,116,085	1,143,797
Zhejiang Yizhan Network Technology Co., Ltd. (“Cainiao Post”) (4)	1,075,000	1,075,000
Zhijiang New Industries Limited (“ZJ New Industries”) (4)	500,000	—
ZTO Supply Chain Management Co., Ltd. (“ZTO LTL”) (1)	578,105	582,526
Others	110,998	122,539
Total investments accounted for equity investments without readily determinable fair values	3,380,188	2,923,862
Total investments in equity investees	3,950,544	3,455,119
(1)	ZTO LTL

ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The Company obtained significant influence over ZTO LTL through owning 18% equity interest in common stock of ZTO LTL at a total consideration of US$14,017 (RMB99,519), which is accounted for using the equity method. The Company also invested US$83,817 (RMB582,526) in preferred stock of ZTO LTL, which is accounted for under the Measurement Alternative as the underlying preferred shares are not considered in-substance common stock and have no readily determinable fair value.

(2)	ZTO YL

The Company obtained significant influence over ZTO YL through owning 18% equity interest of ZTO YL at a total consideration of RMB90,000, which is accounted for using the equity method.

(3)	Antong

In 2021 and 2022, the Company invested RMB70,000 and RMB49,000 in Tonglu Antong Management LLP, respectively. As a limited partner, the Company has ability to exercise significant influence over operating activities of Antong but doesn’t have controlling financial interest in it. Therefore, the investment is accounted for using the equity method.

8. Investments in equity investees (Continued)

(4)Investments accounted for as equity investments without readily determinable fair values

The Company obtained 1% equity interest of Cai Niao, which provides a platform that connects with a network of logistics providers through a proprietary logistics information system and facilitates the delivery of packages across the PRC. The Company doesn’t have significant influence over the investee, therefore, accounts for the investment as an equity investment without readily determinable fair values.

In May 2018, the Company entered into a subscription and contribution agreement with four other leading express delivery companies in the PRC, to obtain 15% equity interest in Cainiao Post, Cai Niao’s network of last-mile delivery stations, in an amount of RMB1,075,000. As of December 31, 2022 and 2023, the Company held 13.75% and 13.75% equity interest in Cainiao Post, respectively. Since the Company doesn’t have significant influence over Cainiao Post, this investment is accounted for as an equity investment without readily determinable fair values.

In October 2018, the Company entered into an investment agreement with several investment corporations to establish a new investment company, named ZJ New Industries and obtained 2% equity interest in ZJ New Industries at a total consideration of RMB500,000. For the year ended December 31, 2023, the Company disposed its 2% equity interest in ZJ New Industries at a cash consideration of RMB507,032, resulting in a disposal gain of RMB7,032.

The Company recognized impairment losses totaling nil, RMB26,328, and nil related to equity investments for the years ended December 31, 2021, 2022 and 2023, respectively.